Share Capital and Share Premium - Summary of Movements in the Company's Share Capital and Share Premium (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Capital [Roll Forward]
Beginning balance	$ 1,261,485	$ 708,333
Issuance of ordinary shares relating to private placement for an institutional investor		218,300
Issuance of ordinary shares for follow-on public offering, net of issuance cost	377,643	323,440
Exercise of share options	4,070	6,089
Reclassification of vesting of restricted share units	13,850	5,323
Ending balance	$ 1,657,048	$ 1,261,485
Shares in issue
Share Capital [Roll Forward]
Beginning balance (in shares)	308,456,852	266,010,256
Issuance of ordinary shares relating to private placement for an institutional investor (in shares)		20,809,850
Issuance of ordinary shares relating to private placement for an institutional investor		$ 2
Issuance of ordinary shares for follow-on public offering, net of issuance cost (in shares)	18,722,000	17,231,150
Exercise of share options (in shares)	2,040,580	4,056,380
Reclassification of vesting of restricted share units (in shares)	915,048	349,216
Ending balance (in shares)	330,134,480	308,456,852
Share capital
Share Capital [Roll Forward]
Beginning balance	$ 31	$ 27
Issuance of ordinary shares relating to private placement for an institutional investor		2
Issuance of ordinary shares for follow-on public offering, net of issuance cost	2	2
Exercise of share options	0	0
Reclassification of vesting of restricted share units	0	0
Ending balance	33	31
Share premium
Share Capital [Roll Forward]
Beginning balance	1,261,454	708,306
Issuance of ordinary shares relating to private placement for an institutional investor		218,298
Issuance of ordinary shares for follow-on public offering, net of issuance cost	377,641	323,438
Exercise of share options	4,070	6,089
Reclassification of vesting of restricted share units	13,850	5,323
Ending balance	$ 1,657,015	$ 1,261,454